Note 6 - Investments in Equity Method Investees	12 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Equity Method Investments and Joint Ventures Disclosure [Text Block]
6.	INVESTMENTS IN EQUITY METHOD INVESTEES

IIJ utilizes various companies in Japan to develop and operate its Internet business. Businesses operated by its equity method investees include multifeed technology services and location facilities for connecting high-speed Internet backbones (Internet Multifeed Co., “Multifeed”), comprehensive portal site operations (Internet Revolution Inc., “i-revo”), point management systems operations (Trinity Inc., “Trinity”), cloud-based systems that undergird smartphone applications (Appiaries Corporation, “Appiaries”), system consultants (e-CORPORATION.JP Ltd., “e-CORPORATION”), cloud computing services in Indonesia (PT. BIZNET GIO NUSANTARA, “BIZNET”), system development and consulting in medical and healthcare business (KIS Inc., “KIS”), cloud computing services in Thailand (Leap Solutions Asia Co., Ltd., “Leap Solutions”) and content delivery network services (JOCDN Inc., “JOCDN”).

The aggregate amounts of balances and transactions of the Company with these equity method investees as of
March 31, 2016
and
2017,
and for each of the
three
years in the period ended
March 31, 2017
are summarized as follows:

	Thousands of Yen
	2015	2016	2017

Accounts receivable	–	¥124,923	¥150,755
Accounts payable	–	46,658	50,733
Revenues	¥956,887	666,554	683,332
Costs and expenses	460,463	502,340	527,431

Dividends from the equity method investees for the years ended
March
31,
2016
and
2017
were
¥48,510
 thousand and
¥51,083
 thousand, respectively.

The Company's investments in these equity method investees and its ownership percentage in each at
March 31, 2016
and
2017
consisted of the following:

	Thousands of Yen
	2016		2017

Multifeed	34.00%	¥1,518,610	34.00%	¥1,642,171
i-revo	30.00	725,529	30.00	751,784
Trinity	33.75	133,325	33.75	183,403
Appiaries	49.00	16,396	49.00	16,409
e-CORPORATION	35.21	29,095	–	–
BIZNET	40.00	246,193	40.00	182,514
KIS	36.10	53,576	39.30	55,627
Leap Solutions	40.00	256,928	40.00	227,430
JOCDN	–	–	50.00	90,837

Total		¥2,979,652		¥3,150,175

The Company sold all of its shares in e-CORPORATION for
¥2,000
thousand in
March 2017
and acquired shares in JOCDN for
¥99,000
thousand in
December 2016.

The balance of equity method goodwill was
¥57,197
thousand and
¥7,197
thousand as of
March 31, 2016
and
2017,
respectively, and was included in “Investments in equity method investees” in the Company’s consolidated balance sheets.